Operating segment information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Operating segment information
NOTE 6: OPERATING SEGMENT INFORMATION
The chief operating decision-maker (CODM), who is responsible for making strategic decisions, allocating resources and assessing performance of the Group, has been identified as the Board of Directors.
Since the acquisition of the oncological platform in 2015, the management and the CODM have determined that there are two operating segments, being:

•	the immuno-oncology segment regrouping all assets developed based on the CAR-T cell platform; and

•	the cardiology segment, regrouping the Cardiopoiesis platform, C-Cath ez .
Corporate segment includes costs for general and administration functions not allocated to the other business segments.
Although the Group is currently active in Europe and in the US, no geographical financial information is currently available given the fact that the core operations are currently still in a study phase. No disaggregated information on product level or geographical level or any other level currently exists and hence also not considered by the Board of Directors for assessing performance or allocating resources.
The CODM does not review assets by segments, hence no segment information per assets is disclosed. As of December 31, 2022, the main Group’s non-current
assets are located in Belgium.
Since 2017, the Group is fully focused on the development of its immuno-oncology platform. Therefore, for the year ended December 31, 2022, most of the R&D expenses were incurred in the immuno-oncology segment, in line with prior years.

€‘000	For the year ended December 31, 2020
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	5	—	—	5
Revenue recognized over time	—	—	—	—
Total Revenue	5	—	—	5
Cost of Sales	—	—	—	—
Gross Profit	5	—	—	5
Research & Development expenses	(124)	(21 398)	—	(21 522)
General & Administrative expenses	—	—	(9 315)	(9 315)
Change in fair value of contingent consideration	—	9 228	—	9 228
Net Other income/(expenses)	(2)	4 582	38	4 617
Operating Profit/(Loss)	(121)	(7 589)	(9 277)	(16 987)

Net financial income/(expenses)	(33)	(182)	(3)	(217)
Profit/(Loss) before taxes	(154)	(7 771)	(9 280)	(17 204)
Income Taxes	—	—	—	—
Profit/(Loss) for the year 2020	(154)	(7 771)	(9 280)	(17 204)

€‘000	For the year ended December 31, 2021
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	—	—	—	—
Revenue recognized over time	—	—	—	—
Total Revenue	—	—	—	—
Cost of Sales	—	—	—	—
Gross Profit	—	—	—	—
Research & Development expenses	(142)	(20 631)	—	(20 773)
General & Administrative expenses	—	—	(9 908)	(9 908)
Change in fair value of contingent consideration	—	847	—	847
Net Other income/(expenses)	(108)	3 507	44	3 443
Operating Profit/(Loss)	(250)	(16 277)	(9 864)	(26 391)

Net financial income/(expenses)	107	(165)	(53)	(111)
Profit/(Loss) before taxes	(143)	(16 442)	(9 917)	(26 502)
Income Taxes	—	—	(10)	(10)
Profit/(Loss) for the year 2021	(143)	(16 442)	(9 927)	(26 512)

€‘000	For the year ended December 31, 2022
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	—	—	—	—
Revenue recognized over time	—	—	—	—
Total Revenue	—	—	—	—
Cost of Sales	—	—	—	—
Gross Profit	—	—	—	—
Research & Development expenses	(587)	(18 341)	—	(18 928)
General & Administrative expenses	—	—	(10 546)	(10 546)
Change in fair value of contingent consideration	—	14 679	—	14 679
Impairment of Oncology intangible assets	—	(35 084)	—	(35 084)
Net Other income/(expenses)	(63)	9 148	(63)	9 022
Operating Profit/(Loss)	(650)	(29 598)	(10 609)	(40 857)

Net financial income/(expenses)	(19)	(132)	138	(13)
Profit/(Loss) before taxes	(669)	(29 730)	(10 471)	(40 870)
Income Taxes	—	(65)	—	(65)
Profit/(Loss) for the year 2022	(669)	(29 795)	(10 471)	(40 935)